Equity - Treasury Stock - Tabular Disclosure - Value (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Equity
Balance at beginning of the year	€ (7,317,098)	€ (6,720,055)
Balance at end of the year	(8,457,544)	(7,317,098)
Treasury stock [Member]
Equity
Balance at beginning of the year	164,189	43,734
Balance at end of the year	162,220	164,189
Treasury stock [Member] | Class A, Ordinary shares [Member]
Equity
Balance at beginning of the year	89,959
Acquisition of shares | $			$ 89,959
Balance at end of the year	89,959	89,959	$ 89,959
Treasury stock [Member] | Class B, Preference shares [Member]
Equity
Balance at beginning of the year	74,230	43,734
Disposal of shares	(5,428)	(5,248)
Acquisition of shares	(3,459)	35,744
Balance at end of the year	€ 72,261	€ 74,230